UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21815

                        PNC ABSOLUTE RETURN TEDI FUND LLC
               (Exact name of registrant as specified in charter)

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                                Two Hopkins Plaza
                               Baltimore, MD 21201
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Funds Services
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-239-0418

                     DATE OF FISCAL YEAR END: MARCH 31, 2010

                     DATE OF REPORTING PERIOD: JUNE 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

PNC ABSOLUTE RETURN TEDI FUND LLC

QUARTERLY REPORT (UNAUDITED)
JUNE 30, 2009

PNC ABSOLUTE RETURN TEDI FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2009

PNC Absolute Return TEDI Fund LLC (the "Fund") invests substantially all of its assets in PNC Absolute Return Master Fund LLC (the "Master Fund"). As of June 30, 2009, the Fund owned 9.03% of the Master Fund. The schedule of investments of the Master Fund is as follows:

                                                                                   % OF
                                                                                 MEMBERS'
INVESTMENT FUNDS*                                        COST         VALUE       CAPITAL
-----------------                                    -----------   -----------   --------
HEDGED EQUITY
   Ascend Partners Fund II, L.P.                     $ 1,064,378   $ 1,435,314     3.19%
   Atlas Global, LLC                                   1,500,000     1,515,963     3.37
   OMG Opportunities 2X Fund Limited                   1,300,000     1,336,818     2.97
   SAC Capital Management L.P.                           800,000       819,631     1.82
   Perry Partners, L.P.                                  124,649        99,983     0.22
   PFM Diversified Fund, L.P.                          1,500,000     1,486,671     3.30
   SAC Multi-Strategy Fund LP**                          696,940       584,268     1.30
   SCP Domestic Fund, L.P.                             1,000,000     1,542,446     3.43
                                                     -----------   -----------    -----
      Total Hedged Equity                              7,985,967     8,821,094    19.60
MULTI-STRATEGY
   Amaranth Partners, L.L.C                              156,400        95,961     0.21
   Elliott Associates, L.P.                            1,502,436     3,153,807     7.00
   Goldman Investment Partners                         2,500,000     2,320,172     5.15
   HBK Fund, L.P.**                                      874,890       733,420     1.63
   Millenium USA, LP**                                 2,000,982     2,104,885     4.67
                                                     -----------   -----------    -----
      Total Multi-Strategy                             7,034,708     8,408,245    18.66
EVENT-DRIVEN
   Aspen Partners, L.P.                                   27,495        11,905     0.03
   Canyon Value Realization Fund, L.P.**                 396,197       440,305     0.98
   Castlerigg Partners, L.P.**                           911,191       697,919     1.55
   Cerberus Partners, L.P.**                           1,116,256     1,900,758     4.22
   Cevian Capital II, L.P.                             1,750,000     1,236,821     2.75
   Icahn Partners, L.P.                                1,337,873     1,093,403     2.43
   Montrica Global Opportunities, L.P.**                 499,028       400,121     0.89
   Sisu Capital                                        1,200,000       770,239     1.71
   Sopris Capital Partners, L.P.                       1,032,915       420,077     0.93
   Taconic Opportunity Fund, L.P.                      1,142,149     1,338,295     2.97
                                                     -----------   -----------    -----
      Total Event-Driven                               9,413,104     8,309,843    18.46
CREDIT BASED
   Blue Mountain Credit, L.P.**                          728,986       996,956     2.21
   Brigade Leveraged Capital Structures Fund, L.P.     1,500,000     1,545,264     3.43
   Claren Road Credit Partners, L.P.                   1,200,000     1,243,285     2.76
   GSO Liquidity Partners L.P.                           500,000       259,820     0.58
   GSO Liquidity Sidecar L.P.                             88,464       124,319     0.28
   GSO Special Situations, L.P.                          412,353       458,034     1.02
   MKP Credit, L.P.                                    1,193,430     1,647,842     3.66
                                                     -----------   -----------    -----
      Total Credit Based                               5,623,233     6,275,520    13.94
GLOBAL MACRO
   Brevan Howard, L.P.                                 1,328,495     2,587,363     5.75
   COMAC Global Macro Fund, L.P.                       1,000,000     1,031,865     2.29
                                                     -----------   -----------    -----
      Total Global Macro                               2,328,495     3,619,228     8.04

                                                                     (CONTINUED)

PNC ABSOLUTE RETURN TEDI FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2009

                                                                                   % OF
                                                                                 MEMBERS'
INVESTMENT FUNDS* (CONTINUED)                            COST         VALUE       CAPITAL
-----------------------------                        -----------   -----------   --------
MANAGED FUTURES
   Bluetrend Fund L.P. (Class A)                     $ 1,000,000   $   960,581     2.13%
                                                     -----------   -----------    -----
      Total Managed Futures                            1,000,000       960,581     2.13
FIXED INCOME ARBITRAGE
   Parsec Trading Corp.**                              1,065,231       725,458     1.61
                                                     -----------   -----------    -----
      Total Fixed Income Arbitrage                     1,065,231       725,458     1.61
                                                     -----------   -----------    -----
Total Investment Funds                                34,450,738    37,119,969    82.44
                                                     -----------   -----------    -----
REGISTERED INVESTMENT COMPANY
-----------------------------
   SEI Daily Income Trust Money Market Fund            5,482,760     5,482,760    12.18
                                                     -----------   -----------    -----
      Total Investments                              $39,933,498   $42,602,729    94.62%
                                                     ===========   ===========    =====

*    All investment funds are non-income producing.

**   Fund investment fully or partially segregated to cover tender offers.

As of June 30, 2009, the value of the PNC Absolute Return Master Fund LLC's (the "Master Fund") investments by country as a percentage of members' capital is as follows:

COUNTRY                     COST          VALUE
-------                  -----------   -----------
Cayman Islands - 4.58%   $ 2,365,231   $ 2,062,276
United States - 90.04%    37,568,267    40,540,453
                         -----------   -----------
                         $39,933,498   $42,602,729
                         ===========   ===========

Percentages shown on the previous page are based on members' capital of $45,023,579. The aggregate cost of investments for tax purposes was expected to be similar to book cost of $39,933,498. Net unrealized appreciation on investments for tax purposes was $2,669,231 consisting of $5,949,024 of gross unrealized appreciation and $3,279,793 of gross unrealized depreciation.

The investments in Investment Funds shown on the previous page, representing 94.62% of members' capital, have been fair valued in accordance with procedures established by the Board of Directors.

On April 1, 2008, the Master Fund adopted the Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards (SFAS No. 157) which clarifies the definition of fair value for financial reporting, established a framework for measuring fair value and requires additional disclosures about the use of fair value measurements.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates prepayment speeds, credit risks, etc.) Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The table below sets forth information about the level within the fair value hierarchy at which the Master Fund's investments are measured at June 30, 2009:

                                                Level 1    Level 2     Level 3        Total
                                              ----------   -------   -----------   -----------
Investments in other hedge funds              $       --     $--     $37,119,969   $37,119,969
Investment in registered investment company    5,482,760      --              --     5,482,760
                                              ----------     ---     -----------   -----------
TOTAL                                         $5,482,760     $--     $37,119,969   $42,602,729
                                              ==========     ===     ===========   ===========

PNC ABSOLUTE RETURN TEDI FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2009

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

                                Change in
  Beginning                     unrealized                     Net transfers       Ending
Balance as of    Realized     appreciation/    Net purchase/   in and/or out   Balance as of
   3/31/09      gain/(loss)   (depreciation)       sales         of Level 3       6/30/09
-------------   -----------   --------------   -------------   -------------   -------------
 $30,225,003     $(50,320)      $2,165,522       $4,779,764        $--          $37,119,969
 -----------     ---------      ----------       ----------        ---          -----------

The Investment Funds provide for periodic redemptions ranging from monthly to annually with lock up provisions of up to two years from initial investment.


INVESTMENT FUNDS                                                   LIQUIDITY
   Amaranth Partners, L.L.C.**                                     Annually
   Ascend Partners Fund II, L.P.                                   Quarterly
   Aspen Partners, L.P.**                                          Annually
   Atlas Global, LLC                                               Quarterly
   Blue Mountain Credit, L.P.                                      Quarterly
   Bluetrend Fund, L.P. (Class A)                                  Quarterly
   Brevan Howard, L.P.                                             Monthly
   Brigade Leveraged Capital Structures Fund, L.P.                 Quarterly
   Canyon Value Realization Fund, L.P.                             Quarterly
   Casterigg Partners, L.P.                                        Quarterly
   Cerberus Partners, L.P.*                                        Semi-Annually
   Cevian Capital II, L.P.                                         Annually
   Claren Road Credit Partners, L.P.                               Quarterly
   COMAC Global Macro Fund, L.P.                                   Monthly
   Elliott Associates, L.P.                                        Semi-Annually
   Goldman Investment Partners                                     Quarterly
   GSO Liquidity Partners, L.P.                                    3-Year
   GSO Liquidity Sidecar                                           3-Year
   GSO Special Situations, L.P.                                    Quarterly
   HBK Fund, L.P.                                                  Quarterly
   Icahn Partners, L.P.                                            Semi-Annually
   Millenium USA, LP                                               Quarterly
   MKP Credit, L.P.                                                Annually
   Montrica Global Opportunities, L.P.                             Quarterly
   OMG Opportunities 2X Fund Limited                               Monthly
   Parsec Trading Corp.*                                           Monthly
   Perry Partners, L.P.                                            Annually
   PFM Diversified Fund, L.P.                                      Quarterly
   SAC Capital Management L.P.                                     Quarterly
   SAC Multi-Strategy Fund LP                                      Annually
   SCP Domestic Fund, L.P.                                         Quarterly
   Sisu Capital                                                    2-Year
   Sopris Capital Partners, L.P.                                   Annually
   Taconic Opportunity Fund, L.P.                                  Annually


*    Investment Fund has suspended redemptions as of June 30, 2009.
**   Investment Fund is in the process of liquidation.

For information on the Master Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Master Fund's most recent semi-annual or annual financial reports.

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) As of the date of this Form N-Q there were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PNC Absolute Return TEDI Fund LLC

/s/ Kevin A. McCreadie
------------------------------------
Kevin A. McCreadie
Chief Executive Officer

Date: August 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin A. McCreadie
------------------------------------
Kevin A. McCreadie
Chief Executive Officer

Date: August 27, 2009

/s/ Jennifer E. Spratley
------------------------------------
Jennifer E. Spratley
Chief Financial Officer

Date: August 27, 2009